EQUITY - Treasury stocks (Details) R$ / shares in Units, R$ in Thousands		12 Months Ended
	May 04, 2022 shares	Dec. 31, 2023 R$ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 R$ / shares shares	Nov. 08, 2022 shares	Dec. 31, 2020 shares
Share Buyback Program
EQUITY
Quantity of shares authorized to be acquired	55,000,000
Percentage of outstanding preferred shares	5.00%
Maximum duration period of share buyback program	18 months
Common shares
EQUITY
Outstanding shares		600,526,442	571,929,945	571,929,945	571,929,945	571,929,945
Preferred shares
EQUITY
Number of shares repurchased			44,564,000
Outstanding shares		1,148,995,967	1,091,630,395	1,133,816,901	1,101,467,245	1,129,231,487
Treasury Stocks
EQUITY
Average acquisition cost | R$ / shares		R$ 19.91	R$ 18.30	R$ 12.43
Treasury Stocks | Common shares
EQUITY
Number of shares repurchased			1,697,538		1,697,538
Outstanding shares				1,697,538		1,697,538
Treasury Stocks | Preferred shares
EQUITY
Number of shares repurchased			44,564,000
Value of shares repurchased | R$			R$ 1,073,124
Number of shares repurchased			44,564,000		44,564,000
Outstanding shares		7,544,641	9,836,850	12,214,344		16,799,758
Treasury Stocks | Preferred shares | Share Buyback Program
EQUITY
Number of shares repurchased			44,564,000
Value of shares repurchased | R$			R$ 1,073,124
Average price per share | R$ / shares		R$ 24.08
Percentage of shares acquired		81.0